PGIM Target Date 2065 Fund
Schedule of Investments (unaudited) as of April 30, 2025
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
Domestic Equity — 54.7%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	5,056	$63,450
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	9,073	379,705
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	10,643	92,595
		535,750
Fixed Income — 5.0%
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	2,850	19,268
PGIM Total Return Bond Fund (Class R6)	2,441	29,289
		48,557
International Equity — 40.2%
PGIM Global Real Estate Fund (Class R6)	2,511	49,216
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	8,456	103,081
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	16,293	241,954
		394,251

Total Long-Term Investments (cost $906,261)		978,558

Short-Term Investment 0.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $2,196)	2,196	2,196

TOTAL INVESTMENTS 100.1% (cost $908,457)(wa)		980,754
Liabilities in excess of other assets (0.1)%		(1,412)

Net Assets 100.0%		$979,342

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Target Date 2065 Fund